Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2023

Shares				Value
		INVESTMENT COMPANIES - 98.3%
		Exchange Traded Funds - 98.3%
359,734		Invesco QQQ Trust Series 1		$135,975,855
763,529		Invesco S&P 500 Equal Weight ETF (f)		114,468,268
137,486		iShares Core S&P Mid-Cap ETF		36,337,550
1,261,380		iShares Edge MSCI USA Quality Factor ETF		175,785,917
359,446		iShares MSCI EAFE Minimum Volatility ETF		24,133,204
829,045		iShares MSCI USA Minimum Volatility ETF		62,078,890
6,637,563		SPDR Portfolio Developed World ex-US ETF (f)		213,995,031
4,175,236		SPDR Portfolio Emerging Markets ETF		143,294,099
2,511,173		SPDR Portfolio S&P 500 Growth ETF (e)		156,948,312
3,360,404		SPDR Portfolio S&P 500 Value ETF (e)		146,076,762
		TOTAL INVESTMENT COMPANIES (Cost - $1,129,895,202)		1,209,093,888

		COMMON STOCKS - 1.1%
		Accommodation and Food Services - 0.0% (b)
549		Caesars Entertainment, Inc. (a)		30,338

		Administrative and Support and Waste Management and Remediation Services - 0.0% (b)
22		Fair Isaac Corp. (a)		19,901

		Advertising - 0.0% (b)
592		Interpublic Group of Cos., Inc.		19,305
171		Omnicom Group, Inc.		13,853
				33,158
		Aerospace/Defense - 0.0% (b)
20		General Dynamics Corp.		4,533
377		Howmet Aerospace, Inc.		18,650
34		L3Harris Technologies, Inc.		6,055
64		Teledyne Technologies, Inc. (a)		26,771
9		TransDigm Group, Inc. (a)		8,135
				64,144
		Agriculture - 0.0% (b)
294		Archer Daniels Midland Co.		23,314

		Airlines - 0.0% (b)
1,027		Alaska Air Group, Inc. (a)		43,103
1,735		American Airlines Group, Inc. (a)		25,556
803		Delta Air Lines, Inc.		34,433
428		Southwest Airlines Co.		13,525
575		United Airlines Holdings, Inc. (a)		28,641
				145,258
		Apparel - 0.0% (b)
308		Ralph Lauren Corp.		35,922
634		Tapestry, Inc.		21,125
1,460		VF Corp.		28,850
				85,897
		Auto Manufacturers - 0.0% (b)
33		Cummins, Inc.		7,591
422		Ford Motor Co.		5,119
143		General Motors Co.		4,792
455		PACCAR, Inc.		37,442
				54,944
		Auto Parts & Equipment - 0.0% (b)
75		Aptiv PLC (a)		7,609
676		BorgWarner, Inc.		27,547
				35,156
		Banks - 0.1%
155		Bank of New York Mellon Corp.		6,955
480		Citizens Financial Group, Inc.		13,502
748		Comerica, Inc.		35,986
443		Fifth Third Bancorp		11,762
387		First Republic Bank		50
1,127		Huntington Bancshares, Inc.		12,499
1,206		JPMorgan Chase & Co.		176,474
1,388		KeyCorp		15,726
89		M&T Bank Corp.		11,130
175		Northern Trust Corp.		13,312
33		PNC Financial Services Group, Inc.		3,984
1,177		Regions Financial Corp.		21,586
126		State Street Corp.		8,661
36		SVB Financial Group (a)		3
148		Truist Financial Corp.		4,521
817		Wells Fargo & Co.		33,734
1,246		Zions Bancorp NA		44,233
				414,118
		Beverages - 0.0% (b)
144		Brown-Forman Corp., Class B		9,523
145		Constellation Brands, Inc., Class A		37,781
618		Molson Coors Brewing Co., Class B		39,237
486		Monster Beverage Corp. (a)		27,901
				114,442
		Biotechnology - 0.0% (b)
243		Amgen, Inc.		62,291
28		Biogen, Inc. (a)		7,486
38		Bio-Rad Laboratories, Inc. (a)		15,208
108		Corteva, Inc.		5,455
37		Illumina, Inc. (a)		6,113
219		Incyte Corp. (a)		14,132
60		Regeneron Pharmaceuticals, Inc. (a)		49,589
104		Vertex Pharmaceuticals, Inc. (a)		36,227
				196,501
		Building Materials - 0.0% (b)
782		Carrier Global Corp.		44,926
104		Johnson Controls International PLC		6,142
81		Martin Marietta Materials, Inc.		36,159
452		Masco Corp.		26,673
167		Vulcan Materials Co.		36,448
				150,348
		Chemicals - 0.0% (b)
14		Air Products & Chemicals, Inc.		4,137
42		Albemarle Corp.		8,346
207		Celanese Corp.		26,157
220		CF Industries Holdings, Inc.		16,955
134		Dow, Inc.		7,311
335		DuPont de Nemours, Inc.		25,758
327		Eastman Chemical Co.		27,798
144		FMC Corp.		12,417
144		International Flavors & Fragrances, Inc.		10,145
103		LyondellBasell Industries NV, Class A		10,173
337		Mosaic Co.		13,093
71		PPG Industries, Inc.		10,065
154		Sherwin-Williams Co.		41,845
				214,200
		Commercial Services - 0.0% (b)
26		Automatic Data Processing, Inc.		6,620
14		Cintas Corp.		7,058
161		Ecolab, Inc.		29,594
55		Equifax, Inc.		11,369
243		FleetCor Technologies, Inc. (a)		66,030
65		Gartner, Inc. (a)		22,729
322		Global Payments, Inc.		40,794
55		MarketAxess Holdings, Inc.		13,251
18		Moody's Corp.		6,062
87		PayPal Holdings, Inc. (a)		5,438
195		Quanta Services, Inc.		40,925
403		Robert Half International, Inc.		29,806
432		Rollins, Inc.		17,094
70		United Rentals, Inc.		33,358
150		Verisk Analytics, Inc.		36,333
				366,461
		Computers - 0.1%
284		Cognizant Technology Solutions Corp., Class A		20,337
3,510		DXC Technology Co. (a)		72,797
181		Fortinet, Inc. (a)		10,898
2,831		Hewlett Packard Enterprise Co.		48,099
667		HP, Inc.		19,816
437		International Business Machines Corp.		64,165
221		Leidos Holdings, Inc.		21,550
773		NetApp, Inc.		59,289
1,242		Western Digital Corp. (a)		55,890
				372,841
		Cosmetics/Personal Care - 0.0% (b)
63		Colgate-Palmolive Co.		4,629
726		Procter & Gamble Co.		112,051
				116,680
		Distribution/Wholesale - 0.0% (b)
824		Copart, Inc. (a)		36,940
170		Fastenal Co.		9,789
329		LKQ Corp.		17,282
12		WW Grainger, Inc.		8,570
				72,581
		Diversified Financial Services - 0.0% (b)
71		Ameriprise Financial, Inc.		23,968
73		Capital One Financial Corp.		7,474
262		CBOE Global Markets, Inc.		39,224
192		CME Group, Inc.		38,915
95		Discover Financial Services		8,557
680		Franklin Resources, Inc.		18,183
236		Intercontinental Exchange, Inc.		27,846
2,119		Invesco, Ltd.		33,734
193		Nasdaq, Inc.		10,129
240		Raymond James Financial, Inc.		25,102
597		Synchrony Financial		19,271
101		T. Rowe Price Group, Inc.		11,335
				263,738
		Electric - 0.1%
681		AES Corp.		12,210
395		Alliant Energy Corp.		19,817
145		Ameren Corp.		11,494
64		American Electric Power Co., Inc.		5,018
836		CenterPoint Energy, Inc.		23,316
256		CMS Energy Corp.		14,385
89		Consolidated Edison, Inc.		7,917
105		Dominion Energy, Inc.		5,097
113		DTE Energy Co.		11,682
317		Edison International		21,825
117		Entergy Corp.		11,144
335		Evergy, Inc.		18,415
135		Eversource Energy		8,616
155		Exelon Corp.		6,219
310		FirstEnergy Corp.		11,182
1,354		NRG Energy, Inc.		50,843
1,791		PG&E Corp. (a)		29,193
499		Pinnacle West Capital Corp.		38,558
499		PPL Corp.		12,435
155		Public Service Enterprise Group, Inc.		9,467
78		Sempra Energy		5,477
287		Southern Co.		19,439
104		WEC Energy Group, Inc.		8,748
118		Xcel Energy, Inc.		6,741
				369,238
		Electrical Components & Equipment - 0.0% (b)
61		AMETEK, Inc.		9,730
69		Emerson Electric Co.		6,779
				16,509
		Electronics - 0.0% (b)
47		Agilent Technologies, Inc.		5,690
258		Allegion PLC		29,363
141		Amphenol Corp., Class A		12,462
425		Fortive Corp.		33,511
148		Garmin, Ltd.		15,691
119		Keysight Technologies, Inc. (a)		15,863
6		Mettler-Toledo International, Inc. (a)		7,281
139		PerkinElmer, Inc.		16,267
28		Roper Technologies, Inc.		13,974
102		TE Connectivity, Ltd.		13,504
48		Waters Corp. (a)		13,478
				177,084
		Entertainment - 0.0% (b)
248		Live Nation Entertainment, Inc. (a)		20,963

		Environmental Control - 0.0% (b)
750		Pentair PLC		52,695
49		Republic Services, Inc.		7,062
29		Waste Management, Inc.		4,547
				64,304
		Finance and Insurance - 0.0% (b)
389		Arch Capital Group Ltd. (a)		29,898
486		Brown & Brown, Inc.		36,013
174		Signature Bank		10
545		US Bancorp		19,909
				85,830
		Food - 0.0% (b)
315		Campbell Soup Co.		13,136
436		Conagra Brands, Inc.		13,028
72		General Mills, Inc.		4,872
22		Hershey Co.		4,727
311		Hormel Foods Corp.		12,001
112		J.M. Smucker Co.		16,234
190		Kellogg Co.		11,594
153		Kraft Heinz Co.		5,063
503		Kroger Co.		23,334
191		Lamb Weston Holdings, Inc.		18,605
188		McCormick & Co., Inc.		15,431
422		Mondelez International, Inc., Class A		30,072
94		Sysco Corp.		6,547
223		Tyson Foods, Inc., Class A		11,879
				186,523
		Forest Products & Paper - 0.0% (b)
600		International Paper Co.		20,952

		Gas - 0.0% (b)
233		Atmos Energy Corp.		27,016
788		NiSource, Inc.		21,087
				48,103
		Hand/Machine Tools - 0.0% (b)
86		Snap-on, Inc.		23,100
262		Stanley Black & Decker, Inc.		24,727
				47,827
		Health Care and Social Assistance - 0.0% (b)
61		Fortrea Holdings, Inc. (a)		1,680
65		Molina Healthcare, Inc. (a)		20,158
				21,838
		Healthcare Products - 0.0% (b)
85		Align Technology, Inc. (a)		31,462
349		Baxter International, Inc.		14,169
574		Boston Scientific Corp. (a)		30,962
48		Cooper Cos., Inc.		17,759
853		Dentsply Sirona, Inc.		31,638
75		Edwards Lifesciences Corp. (a)		5,735
172		Hologic, Inc. (a)		12,855
15		IDEXX Laboratories, Inc. (a)		7,671
129		Intuitive Surgical, Inc. (a)		40,336
40		ResMed, Inc.		6,384
147		STERIS PLC		33,750
126		Stryker Corp.		35,727
112		Teleflex, Inc.		23,827
84		West Pharmaceutical Services, Inc.		34,180
83		Zimmer Biomet Holdings, Inc.		9,887
				336,342
		Healthcare Services - 0.0% (b)
110		Centene Corp. (a)		6,781
626		DaVita, Inc. (a)		64,115
16		HCA Healthcare, Inc.		4,437
9		Humana, Inc.		4,155
35		IQVIA Holdings, Inc. (a)		7,792
61		Laboratory Corp. of America Holdings		12,694
130		Quest Diagnostics, Inc.		17,095
262		Universal Health Services, Inc., Class B		35,291
				152,360
		Home Builders - 0.0% (b)
320		DR Horton, Inc.		38,086
265		Lennar Corp., Class A		31,559
10		NVR, Inc. (a)		63,773
613		PulteGroup, Inc.		50,303
				183,721
		Home Furnishings - 0.0% (b)
274		Whirlpool Corp.		38,349

		Household Products/Wares - 0.0% (b)
108		Avery Dennison Corp.		20,345
289		Church & Dwight Co., Inc.		27,967
94		Clorox Co.		14,706
52		Kimberly-Clark Corp.		6,699
				69,717
		Housewares - 0.0% (b)
4,164		Newell Brands, Inc.		44,055

		Information - 0.0% (b)
705		Ceridian HCM Holding, Inc. (a)		51,127
311		CoStar Group, Inc. (a)		25,499
43		FactSet Research Systems, Inc.		18,766
37,560		Lumen Technologies, Inc.		59,720
307		PTC, Inc. (a)		45,181
545		Warner Bros Discovery, Inc. (a)		7,161
				207,454
		Insurance - 0.1%
452		Aflac, Inc.		33,706
73		Allstate Corp.		7,870
405		American International Group, Inc.		23,700
16		Aon PLC, Class A		5,334
140		Arthur J Gallagher & Co.		32,267
364		Assurant, Inc.		50,716
966		Berkshire Hathaway, Inc., Class B (a)		347,953
134		Cincinnati Financial Corp.		14,176
53		Everest Re Group Ltd.		19,116
217		Globe Life, Inc.		24,211
169		Hartford Financial Services Group, Inc.		12,137
2,476		Lincoln National Corp.		63,534
343		Loews Corp.		21,297
193		Marsh & McLennan Cos., Inc.		37,633
85		MetLife, Inc.		5,384
191		Principal Financial Group, Inc.		14,843
98		Prudential Financial, Inc.		9,278
38		Travelers Cos., Inc.		6,127
46		Willis Towers Watson PLC		9,511
264		WR Berkley Corp.		16,331
				755,124
		Internet - 0.1%
2,491		Amazon.com, Inc. (a)		343,783
24		Booking Holdings, Inc. (a)		74,521
179		CDW Corp.		37,796
281		eBay, Inc.		12,583
179		Expedia Group, Inc. (a)		19,402
437		F5 Networks, Inc. (a)		71,519
1,141		Meta Platforms, Inc., Class A (a)		337,611
2,953		Gen Digital, Inc.		59,798
241		Netflix, Inc. (a)		104,517
131		VeriSign, Inc. (a)		27,220
				1,088,750
		Iron/Steel - 0.0% (b)
148		Nucor Corp.		25,471

		Leisure Time - 0.0% (b)
3,545		Carnival Corp. (a)		56,082
3,672		Norwegian Cruise Line Holdings Ltd. (a)		60,845
471		Royal Caribbean Cruises Ltd. (a)		46,601
				163,528
		Lodging - 0.0% (b)
51		Hilton Worldwide Holdings, Inc.		7,581
104		Las Vegas Sands Corp.		5,705
229		Marriott International, Inc., Class A		46,604
376		MGM Resorts International		16,537
196		Wynn Resorts Ltd.		19,870
				96,297
		Machinery - Construction & Mining - 0.0% (b)
341		Caterpillar, Inc.		95,865

		Machinery - Diversified - 0.0% (b)
89		Dover Corp.		13,199
69		IDEX Corp.		15,622
490		Ingersoll Rand, Inc.		34,109
93		Otis Worldwide Corp.		7,956
27		Rockwell Automation, Inc.		8,426
141		Wabtec Corp.		15,865
148		Xylem, Inc.		15,324
				110,501
		Manufacturing - 0.1%
63		Axon Enterprise, Inc. (a)		13,413
314		Bio-Techne Corp.		24,618
139		Bunge Ltd.		15,891
311		Catalent, Inc. (a)		15,541
82		Enphase Energy, Inc. (a)		10,375
98		GE HealthCare Technologies, Inc.		6,904
323		Generac Holdings, Inc. (a)		38,376
711		General Electric Co.		81,381
149		Keurig Dr Pepper, Inc.		5,014
181		Linde Plc		70,054
35		Moderna, Inc. (a)		3,957
45		Monolithic Power Systems, Inc.		23,454
99		Nordson Corp.		24,170
62		NXP Semiconductors NV		12,755
183		ON Semiconductor Corp. (a)		18,018
2,021		Organon & Co.		44,381
99		Phinia, Inc. (a)		2,752
643		Seagate Technology Holdings Plc		45,518
91		SolarEdge Technologies, Inc. (a)		14,794
108		Steel Dynamics, Inc.		11,512
308		Teradyne, Inc.		33,224
969		Tesla, Inc. (a)		250,080
876		Trimble, Inc. (a)		47,996
				814,178
		Media - 0.0% (b)
15		Charter Communications, Inc., Class A (a)		6,572
2,319		Comcast Corp., Class A		108,437
4,563		DISH Network Corp., Class A (a)		27,378
469		Fox Corp., Class A		15,505
1,798		News Corp., Class A		38,639
1,002		Paramount Global, Class B		15,120
				211,651
		Mining - 0.0% (b)
118		Freeport-McMoRan, Inc.		4,710
174		Newmont Goldcorp Corp.		6,859
				11,569
		Mining, Quarrying, and Oil and Gas Extraction - 0.0% (b)
652		APA Corp.		28,584
209		Targa Resources Corp.		18,026
				46,610
		Miscellaneous Manufacturing - 0.0% (b)
43		3M Co.		4,587
385		AO Smith Corp.		27,913
309		Eaton Corp PLC		71,184
110		Parker-Hannifin Corp.		45,859
271		Textron, Inc.		21,059
35		Trane Technologies PLC		7,184
				177,786
		Office/Business Equipment - 0.0% (b)
117		Zebra Technologies Corp., Class A (a)		32,176

		Oil & Gas - 0.0% (b)
541		Cabot Oil & Gas Corp.		15,251
155		Devon Energy Corp.		7,919
77		Diamondback Energy, Inc.		11,687
34		EOG Resources, Inc.		4,373
765		EQT Corp.		33,063
270		Hess Corp.		41,715
737		Marathon Oil Corp.		19,420
338		Marathon Petroleum Corp.		48,256
74		Occidental Petroleum Corp.		4,647
390		Phillips 66		44,522
29		Pioneer Natural Resources Co.		6,900
40		Valero Energy Corp.		5,196
				242,949
		Oil & Gas Services - 0.0% (b)
1,074		Baker Hughes & GE Co.		38,868
909		Halliburton Co.		35,105
983		Schlumberger, Ltd.		57,958
				131,931
		Packaging & Containers - 0.0% (b)
1,481		Amcor PLC		14,425
291		Ball Corp.		15,845
239		Packaging Corp of America		35,635
875		Sealed Air Corp.		32,428
1,182		Westrock Co.		38,663
				136,996
		Pharmaceuticals - 0.1%
650		AbbVie, Inc.		95,524
113		ABIOMED, Inc. (a)(h)		–
203		AmerisourceBergen Corp.		35,724
168		Becton Dickinson & Co.		46,948
411		Cardinal Health, Inc.		35,893
58		DexCom, Inc. (a)		5,857
641		Eli Lilly & Co.		355,242
328		Henry Schein, Inc. (a)		25,105
892		Johnson & Johnson		144,219
114		McKesson Corp.		47,004
3,050		Viatris, Inc.		32,787
				824,303
		Pipelines - 0.0% (b)
415		Kinder Morgan, Inc.		7,146
139		ONEOK, Inc.		9,063
241		Williams Cos., Inc.		8,322
				24,531
		Professional, Scientific, and Technical Services - 0.0% (b)
121		Charles River Laboratories International, Inc. (a)		25,025
110		EPAM Systems, Inc. (a)		28,489
242		Jacobs Solutions, Inc.		32,626
717		Match Group, Inc. (a)		33,606
173		Palo Alto Networks, Inc. (a)		42,091
				161,837
		Real Estate - 0.0% (b)
143		CBRE Group, Inc., Class A (a)		12,162

		Real Estate Investment Trusts - 0.1%
90		Alexandria Real Estate Equities, Inc.		10,471
64		AvalonBay Communities, Inc.		11,764
636		Boston Properties, Inc.		42,466
207		Camden Property Trust		22,277
34		Crown Castle International Corp.		3,417
202		Digital Realty Trust, Inc.		26,607
34		Equinix, Inc.		26,567
193		Equity Residential		12,512
125		Essex Property Trust, Inc.		29,799
77		Extra Space Storage, Inc.		9,908
331		Federal Realty OP LP		32,418
1,008		Healthpeak Properties, Inc.		20,745
1,432		Host Hotels & Resorts, Inc.		22,611
450		Invitation Homes, Inc.		15,340
530		Iron Mountain, Inc.		33,676
1,168		Kimco Realty Corp.		22,122
97		Mid-America Apartment Communities, Inc.		14,087
17		Public Storage		4,698
102		Realty Income Corp.		5,716
558		Regency Centers Corp.		34,708
41		SBA Communications Corp.		9,206
183		Simon Property Group, Inc.		20,769
492		UDR, Inc.		19,631
323		Ventas, Inc.		14,109
259		VICI Properties, Inc.		7,988
324		Welltower, Inc.		26,853
382		Weyerhaeuser Co.		12,510
				512,975
		Retail - 0.1%
274		Advance Auto Parts, Inc.		18,857
3		AutoZone, Inc. (a)		7,594
196		Best Buy Co., Inc.		14,984
422		CarMax, Inc. (a)		34,469
4		Chipotle Mexican Grill, Inc. (a)		7,706
149		Costco Wholesale Corp.		81,843
100		Darden Restaurants, Inc.		15,551
23		Dollar General Corp.		3,185
58		Dollar Tree, Inc. (a)		7,097
79		Domino's Pizza, Inc.		30,605
71		Genuine Parts Co.		10,915
262		Home Depot, Inc.		86,539
35		O'Reilly Automotive, Inc. (a)		32,889
207		Ross Stores, Inc.		25,215
487		TJX Cos., Inc.		45,038
45		Tractor Supply Co.		9,832
19		Ulta Beauty, Inc. (a)		7,886
269		Walgreens Boots Alliance, Inc.		6,808
1,206		Walmart, Inc.		196,108
61		Yum! Brands, Inc.		7,892
				651,013
		Retail Trade - 0.0% (b)
840		Bath & Body Works, Inc.		30,971
194		Etsy, Inc. (a)		14,272
				45,243
		Semiconductors - 0.1%
45		Advanced Micro Devices, Inc. (a)		4,757
32		Analog Devices, Inc.		5,817
482		Applied Materials, Inc.		73,630
277		Broadcom, Inc.		255,641
161		Intel Corp.		5,658
103		KLA Corp.		51,693
108		Lam Research Corp.		75,859
140		Microchip Technology, Inc.		11,458
152		Micron Technology, Inc.		10,631
804		NVIDIA Corp.		396,814
551		Qorvo, Inc. (a)		59,172
33		QUALCOMM, Inc.		3,779
256		Skyworks Solutions, Inc.		27,837
				982,746
		Shipbuilding - 0.0% (b)
151		Huntington Ingalls Industries, Inc.		33,268

		Software - 0.1%
565		Activision Blizzard, Inc.		51,974
284		Adobe, Inc. (a)		158,853
758		Akamai Technologies, Inc. (a)		79,658
65		ANSYS, Inc. (a)		20,727
61		Autodesk, Inc. (a)		13,538
315		Broadridge Financial Solutions, Inc.		58,656
48		Cadence Design Systems, Inc. (a)		11,541
81		Electronic Arts, Inc.		9,718
275		Fidelity National Information Services, Inc.		15,362
293		Fiserv, Inc. (a)		35,567
11		Intuit, Inc.		5,960
310		Jack Henry & Associates, Inc.		48,602
12		MSCI, Inc.		6,524
1,516		Oracle Corp.		182,511
118		Paychex, Inc.		14,423
110		Paycom Software, Inc.		32,432
14		ServiceNow, Inc. (a)		8,244
98		Synopsys, Inc. (a)		44,971
235		Take-Two Interactive Software, Inc. (a)		33,417
119		Tyler Technologies, Inc. (a)		47,413
				880,091
		Telecommunications - 0.0% (b)
311		Arista Networks, Inc. (a)		60,717
2,049		Cisco Systems, Inc.		117,510
538		Corning, Inc.		17,657
1,630		Juniper Networks, Inc.		47,466
44		Motorola Solutions, Inc.		12,477
266		T-Mobile US, Inc. (a)		36,242
				292,069
		Textiles - 0.0% (b)
428		Mohawk Industries, Inc. (a)		43,395

		Toys/Games/Hobbies - 0.0% (b)
813		Hasbro, Inc.		58,536

		Transportation - 0.0% (b)
213		CH Robinson Worldwide, Inc.		19,262
152		CSX Corp.		4,590
142		Expeditors International of Washington, Inc.		16,573
184		FedEx Corp.		48,028
80		JB Hunt Transport Services, Inc.		15,030
24		Norfolk Southern Corp.		4,920
100		Old Dominion Freight Line, Inc.		42,737
				151,140
		Utilities - 0.0% (b)
397		Constellation Energy Corp.		41,351
205		First Solar, Inc. (a)		38,770
				80,121
		Water - 0.0% (b)
75		American Water Works Co., Inc.		10,406

		Wholesale Trade - 0.0% (b)
55		Pool Corp.		20,108
		TOTAL COMMON STOCKS (Cost - $13,540,161)		13,790,515

Contracts			Notional Value
		PURCHASED OPTIONS - 0.2% (a)(c)
		PURCHASED CALL OPTIONS - 0.1%
		iShares MSCI Brazil ETF (g)
10,000		Expiration: January 2024, Exercise Price $36	$30,850,000	470,000
		iShares MSCI Emerging Markets ETF (g)
15,000		Expiration: January 2024, Exercise Price $45	58,755,000	232,500
		iShares MSCI Japan ETF
7,000		Expiration: September 2023, Exercise Price $61	61,640,000	770,000
		iShares 20+ Year Treasury Bond ETF (g)
1,500		Expiration: December 2023, Exercise Price $101	14,496,000	281,250
		TOTAL PURCHASED CALL OPTIONS (Cost - $3,654,988)		1,753,750
		PURCHASED PUT OPTIONS - 0.1%
		iShares China Large-Cap ETF (g)
7,500		Expiration: September 2023, Exercise Price $26	20,550,000	7,500
		iShares MSCI Germany ETF (g)
7,500		Expiration: September 2023, Exercise Price $27	20,940,000	75,000
		SPDR EURO STOXX 50 ETF (g)
2,500		Expiration: September 2023, Exercise Price $44	11,145,000	81,250
		SPDR S&P 500 ETF Trust (g)
4,000		Expiration: September 2023, Exercise Price $430	180,140,000	174,000
2,500		Expiration: December 2023, Exercise Price $410	112,587,500	842,500
		TOTAL PURCHASED CALL OPTIONS (Cost - $2,821,105)		1,180,250
		TOTAL PURCHASED OPTIONS (Cost - $6,476,093)		2,934,000
Shares
		SHORT TERM INVESTMENTS - 0.0% (b)
		Money Market Funds - 0.0% (b)
898		First American Treasury Obligations Fund, Class X, 5.26% (d)		898
		TOTAL SHORT TERM INVESTMENTS (Cost - $898)		898

		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.0%
171,842,933		First American Government Obligations Fund, Class X, 5.18% (d)		171,842,933
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $171,842,933)		171,842,933

		TOTAL INVESTMENTS - 113.6% (Cost - $1,321,755,287)		1,397,662,234
		Liabilities in Excess of Other Assets - (13.6)%		(167,819,779)
		NET ASSETS - 100.0%		$1,229,842,455

Contracts			Notional Value
		SCHEDULE OF WRITTEN OPTIONS - (0.1)% (a)(c)
		WRITTEN CALL OPTIONS - (0.0)% (b)
10,000		iShares MSCI Brazil ETF
		Expiration: December 2023, Exercise Price $36	$30,850,000	410,000
15,000		iShares MSCI Emerging Markets ETF
		Expiration: December 2023, Exercise Price $45	58,755,000	187,500
1,500		iShares 20+ Year Treasury Bond ETF
		Expiration: December 2023, Exercise Price $106	14,496,000	120,750
		TOTAL WRITTEN CALL OPTIONS (Premiums Received $2,674,388)		718,250

		WRITTEN PUT OPTIONS - (0.1)%
7,500		iShares China Large-Cap ETF
		Expiration: September 2023, Exercise Price $25	20,550,000	3,750
7,500		iShares MSCI Germany ETF
		Expiration: September 2023, Exercise Price $25	20,940,000	63,750
5,000		SPDR EURO STOXX 50 ETF
		Expiration: September 2023, Exercise Price $42	22,290,000	40,000
5,000		SPDR S&P 500 ETF Trust
		Expiration: December 2023, Exercise Price $370	225,175,000	672,500
		TOTAL WRITTEN PUT OPTIONS (Premiums Received $1,106,937)		780,000
		TOTAL OPTIONS WRITTEN (Premiums Received $3,781,325)		$1,498,250

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	Rounds to less than 0.1%
	(c)	Each option is exercisable into 100 shares of the underlying security.
	(d)	Interest rate reflects seven-day yield on August 31, 2023.
	(e)
All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $74,860,000, which is 6.1% of total net assets.

	(f)	All or a portion of this security is out on loan as of August 31, 2023.
	(g)	Held in connection with a written option, see Schedule of Written Options for more details.
	(h)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.